Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash Flow from Operating Activities
Net income	¥ 340,046	$ 49,457	¥ 167,682	¥ 23,946
Share-based compensation	134,709	19,592	62,787	57,735
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(5,748)	(836)	(32,985)	6,691
Accrued expense and other current liabilities	119,887	17,436	45,572	28,761
Cash Flow from Investing Activities
Amount due from related parties	(45,116)	(6,562)	(109,756)	(287,661)
Purchase of term deposits	(385,028)	(56,000)
Proceeds from maturity of term deposits	288,771	42,000
Proceeds received from loans provided to third-parties	5,578	811	1,000
Cash Flow from Financing Activities
Net proceeds from initial public offering	657,062	95,566
Payment for repurchase of ordinary shares	(8,157)	(1,186)
Cash and cash equivalents at beginning of the year	366,336
Cash and cash equivalents at end of the year	1,441,802	209,701	366,336
Parent Company
Cash Flow from Operating Activities
Net income	340,046	49,457	167,682	23,946
Equity in earnings of subsidiaries	(484,594)	(70,481)	(232,564)	(81,488)
Share-based compensation	134,709	19,592	62,787	57,736
Changes in operating assets and liabilities
Prepaid expenses and other current assets	8,625	1,255	(14,284)
Accrued expense and other current liabilities	(5,507)	(801)	10,043	2
Amount due to a related party	4,489	653	(8,500)
Net Cash provided by (used in) Operating Activities	(2,232)	(325)	(14,836)	196
Cash Flow from Investing Activities
Amount due from related parties	(196,158)	(28,530)	21,646	(122,728)
Investment in subsidiaries	(10,056)	(1,463)	(9,772)	(2,400)
Purchase of term deposits	(385,028)	(56,000)
Proceeds from maturity of term deposits	288,771	42,000
Proceeds received from loans provided to third-parties	3,578	521
Loans provided to third party	(2,406)	(349)
Net Cash (used in) provided by Investing Activities	(301,299)	(43,821)	11,874	(125,128)
Cash Flow from Financing Activities
Net proceeds from initial public offering	657,062	95,566
Exercise of share options	3,486	506	89	24
Payment for repurchase of ordinary shares	(8,157)	(1,186)
Net Cash provided by Financing Activities	652,391	94,886	89	24
Net decrease in cash and cash equivalent	348,860	50,740	(2,873)	(124,908)
Effect of exchange rate changes	75,041	10,914	(3,175)	5,565
Cash and cash equivalents at beginning of the year	34,470	5,013	40,518	159,861
Cash and cash equivalents at end of the year	¥ 458,371	$ 66,667	¥ 34,470	¥ 40,518